Goodwill and Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020, are as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$47,481	$47,461
Addition	—	20

Balance, end of period	$47,481	$47,481

Schedule of estimated useful lives of identified intangible assets	The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4
Workforce-based	10
Identified intangible assets consisted of the following at December 31, 2021 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,253)	$147	1.96
Technology-based	18,300	(15,791)	2,509	2.01
Customer-based	27,700	(10,506)	17,194	8.37
Workforce-based	380	(35)	345	9.10

	$47,780	$(27,585)	$20,195

Identified intangible assets consisted of the following at December 31, 2020 (dollars in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Schedule of future amortization of finite-lived intangible assets
Future amortization of identified intangible assets at December 31, 2021 is shown below (dollars in thousands):

As of December 31, 2021	Amount
2022	$3,479
2023	3,189
2024	2,328
2025	2,114
2026 and beyond	9,085

Total future identified intangible asset amortization	$20,195